Short-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	May 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2013 Custodial Bank [Member]	Dec. 31, 2012 Custodial Bank [Member]
Short Term Debt (Textual) [Abstract]
Cash equivalent maturity description	less than one year
Maximum borrowing capacity of short term debt	$ 350,000,000	$ 250,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000
Eligible collateral for short term borrowings		4,300,000,000
Capital stock purchased	25,000,000
Interest rate basis on outstanding principal balances of the line of credit						One-month U.S. LIBOR	One-month U.S. LIBOR
Amounts outstanding under agreement with Federal Home Loan Bank		$ 0